VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Australia: 5.0%
AVZ Minerals Ltd. *∞	1,399,901	$328,154
Paladin Energy Ltd. *	1,300,683	570,803
Perseus Mining Ltd.	869,796	1,383,333
		2,282,290
Canada: 5.8%
B2Gold Corp. (USD)	26,593	104,777
Barrick Gold Corp. (USD)	51,248	951,675
Ivanhoe Mines Ltd. * †	179,443	1,618,945
		2,675,397
China: 1.6%
CMOC Group Ltd. (HKD) *	1,206,000	730,025
Egypt: 4.6%
Centamin Plc (GBP)	415,733	536,824
Commercial International Bank Egypt SAE (USD) (GDR) †	1,219,059	1,576,216
		2,113,040
Ghana: 2.5%
Kosmos Energy Ltd. (USD) *	151,947	1,130,486
India: 0.5%
MakeMyTrip Ltd. (USD) * †	10,127	247,808
Indonesia: 0.6%
Golden Agri-Resources Ltd. (SGD)	1,184,300	254,654
Kenya: 9.3%
East African Breweries Plc	557,500	716,431
Equity Group Holdings Plc	4,629,000	1,589,581
Safaricom Plc	14,122,500	1,929,187
		4,235,199
Morocco: 10.8%
Attijariwafa Bank	52,727	2,042,687
Bank of Africa	47,755	761,638
Banque Centrale Populaire	71,421	1,585,515
Co. Sucrerie Marocaine et de Raffinage	33,192	558,304
		4,948,144
Nigeria: 11.1%
Guaranty Trust Holding Co. Plc	27,714,015	1,299,094
MTN Nigeria Communications Plc	4,600,062	2,029,439
Nestle Nigeria Plc	253,779	503,966
Zenith Bank Plc	26,312,550	1,250,330
		5,082,829
Norway: 0.1%
Scatec ASA 144A	8,571	57,182
South Africa: 33.9%
Absa Group Ltd.	54,040	554,304
African Rainbow Minerals Ltd. †	8,263	107,846
Anglo American Platinum Ltd. †	4,553	245,273
Anglo American Plc (GBP)	95,892	3,196,881
Aspen Pharmacare Holdings Ltd.	22,611	234,618
	Number of Shares	Value
South Africa (continued)
AVI Ltd.	20,078	$79,807
Bid Corp. Ltd. †	16,447	369,403
Bidvest Group Ltd. †	14,300	204,250
Capitec Bank Holdings Ltd.	7,021	667,847
Clicks Group Ltd.	15,681	226,369
Discovery Ltd. *	21,871	172,185
Exxaro Resources Ltd.	11,134	116,783
FirstRand Ltd. †	210,880	717,274
Foschini Group Ltd.	11,633	59,592
Gold Fields Ltd. (ADR) †	53,307	710,049
Growthpoint Properties Ltd.	243,128	179,214
Harmony Gold Mining Co. Ltd. (ADR)	28,286	115,973
Impala Platinum Holdings Ltd. †	54,358	502,092
Investec Plc (GBP)	40,015	222,576
Life Healthcare Group Holdings Ltd.	55,162	60,274
Momentum Metropolitan Holdings †	83,104	82,636
Mr Price Group Ltd.	16,789	136,451
MTN Group Ltd. * †	87,775	631,075
MultiChoice Group	17,359	121,055
Naspers Ltd.	7,324	1,361,876
Nedbank Group Ltd.	26,335	322,461
Netcare Ltd.	85,855	71,921
Northam Platinum Holdings Ltd. *	14,910	121,650
Old Mutual Ltd.	251,049	167,003
Pepkor Holdings Ltd. 144A	92,845	90,215
Pick n Pay Stores Ltd.	16,937	40,351
Remgro Ltd.	32,870	249,047
Resilient REIT Ltd.	21,996	57,772
Sanlam Ltd.	123,760	393,200
Sappi Ltd. †	20,568	53,105
Sasol Ltd. (ADR) †	38,363	523,655
Shoprite Holdings Ltd.	31,895	399,433
Sibanye Stillwater Ltd. (ADR) †	44,525	370,448
SPAR Group Ltd. †	10,634	84,559
Standard Bank Group Ltd.	90,526	880,817
Thungela Resources Ltd.	9,030	103,461
Tiger Brands Ltd. †	8,321	94,041
Vodacom Group Ltd.	32,264	222,220
Woolworths Holdings Ltd.	50,360	181,543
		15,502,605
Switzerland: 0.3%
Mediclinic International Plc (GBP)	24,100	148,217
Tanzania: 2.3%
AngloGold Ashanti Ltd. (ADR) †	27,040	654,098
Helios Towers Plc (GBP) *	292,977	376,455
		1,030,553
United Arab Emirates: 2.5%
Itissalat Al-Maghrib (MAD)	136,453	1,134,256

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VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United Kingdom: 6.3%
Airtel Africa Plc 144A	1,273,998	$1,675,212
Endeavour Mining Plc	44,159	1,092,662
Kumba Iron Ore Ltd. (ZAR)	4,475	113,545
		2,881,419
United States: 0.3%
Royal Caribbean Cruises Ltd. *	2,214	144,574
Zambia: 2.2%
First Quantum Minerals Ltd. (CAD)	44,176	1,014,186
Zimbabwe: 0.0%
Delta Corp. Ltd.	15,980	8,294
Ecocash Holdings Zimbabwe Ltd. *	32,900	1,440
		9,734
Total Common Stocks (Cost: $43,632,468)		45,622,598
	Number of Shares	Value
RIGHTS: 0.0% (Cost: $0)
Morocco: 0.0%
Bank of Africa, MAD 170.00, exp. 10/03/23 *	25	$6

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $43,632,468)		45,622,604

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.4%
Money Market Fund: 6.4% (Cost: $2,934,559)
State Street Navigator Securities Lending Government Money Market Portfolio	2,934,559	2,934,559
Total Investments: 106.1% (Cost: $46,567,027)		48,557,163
Liabilities in excess of other assets: (6.1)%		(2,803,120)
NET ASSETS: 100.0%		$45,754,043

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,833,857.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,822,609, or 4.0% of net assets.
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Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	31.9%	$14,535,856
Materials	31.7	14,475,195
Communication Services	17.8	8,118,900
Consumer Staples	7.3	3,335,613
Consumer Discretionary	4.9	2,222,059
Energy	4.2	1,921,532
Health Care	1.1	515,031
Real Estate	0.5	236,986
Industrials	0.5	204,250
Utilities	0.1	57,182
	100.0%	$45,622,604

*	See Schedule of Investments for geographic sector breakouts.
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